Label	Element	Value
JAKOTA K-Pop and Korean Entertainment ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

KPOP and Korean Entertainment ETF

NYSE ARCA Ticker: KPOP

Supplement dated February 9, 2024

to the currently effective Summary Prospectus, Prospectus (together, the “Prospectuses”), and Statement of Additional Information (“SAI”)

This supplement provides new and additional information beyond that contained in the Prospectuses and SAI and should be read in conjunction with those documents.

Effective February 19, 2024, the name of the KPOP and Korean Entertainment ETF (the “Fund”) will change to JAKOTA K-Pop and Korean Entertainment ETF. All references to the Fund in the Prospectuses and SAI are updated accordingly.

Effective February 19, 2024, JAKOTA Index Portfolios, Inc. has replaced CT Investments, Inc. as the sponsor of the Index and the Fund (the “Sponsor”) and index provider (the “Index Provider”). All references to the Sponsor and Index Provider in the Prospectuses and SAI are updated accordingly.

Effective February 19, 2024, the name of the KPOP Index (the “Index”) will change to JAKOTA K-Pop Index. The Index’s operation will remain unchanged. All references to the Index in the Prospectuses and SAI are updated accordingly.

Effective February 19, 2024, the second paragraph under the “Index Information/Trademark License/Disclaimer” section of the Prospectus is deleted in its entirety and replaced with the following:

The Index is the exclusive property of the Index Provider and is calculated and administered by Moorgate Benchmarks Limited (“Moorgate”). Neither the Index Provider nor Moorgate is affiliated with Exchange Traded Concepts Trust (the “Trust”), the Adviser, the Fund’s administrator, custodian, transfer agent or distributor, or any of their respective affiliates. Moorgate is regulated by the Financial Conduct Authority as a registered benchmark administrator under the UK benchmarks regulation and by BaFin as a registered benchmark administrator under the EU benchmarks regulation. “JAKOTA Index Portfolios” and “JAKOTA Index Portfolios Inc.” are service mark(s) of the Index Provider or its affiliates and have been licensed for use for certain purposes by the Adviser. The securities referred to herein are not sponsored, endorsed, or promoted by the Index Provider, and the Index Provider bears no liability with respect to any such securities. The Prospectus contains a detailed description of the relationship the Index Provider has with the Adviser. No purchaser, seller or holder of this product, or any other person or entity, should use or refer to any index or JAKOTA trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting the Index Provider. Under no circumstances may any person or entity claim any affiliation with the Index Provider without the prior written permission of the Index Provider.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Risk/Return [Heading]	rr_RiskReturnHeading	JAKOTA K-Pop and Korean Entertainment ETF